Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Diversification Shares - Enhanced Municipal Yield
Completion Fund

For the period ended October 31, 2024

Schedule of Investments (unaudited)

October 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.54%

MUNICIPAL BONDS 98.54%

Corporate-Backed 19.33%
Academical Village Community Development District FL	2.875%	5/1/2025	NR	$100,000	$99,164
Arkansas Development Finance Authority–Big River Steel LLC AR AMT†	4.75%	9/1/2049	Ba2	100,000	98,566
California Municipal Finance Authority–United Airlines Inc AMT	4.00%	7/15/2029	BB-	400,000	399,790
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%	5/1/2031	NR	100,000	102,397
Iowa Finance Authority–Howmet Aerospace Inc	4.75%	8/1/2042	Baa1	200,000	200,190
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%	12/1/2050	AA+	100,000	114,287
Louisiana Local Government Environmental Facilities & Community Development Authority–Westlake Corp	3.50%	11/1/2032	BBB+	200,000	194,489
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%	10/1/2031	BB-	100,000	100,060
Mississippi Business Finance Corp.–Huntington Ingalls Industries Inc	4.55%	12/1/2028	BBB-	100,000	100,018
New Jersey Economic Development Authority–United Airlines Inc	5.25%	9/15/2029	BB-	10,000	10,010
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa3	200,000	208,319
Phenix City Industrial Development Board AL	3.625%	5/15/2030	BBB	40,000	39,378
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.00%	1/1/2039	NR	100,000	103,034
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%	7/1/2036	NR	300,000	274,577
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%	5/1/2044	NR	100,000	101,762
Total					2,146,041

Education 3.02%
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB	335,000	335,754

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

October 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Energy 0.92%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	$100,000	$102,317

General Obligation 13.05%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	30,000	32,228
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	105,000	107,773
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	245,000	247,110
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	130,000	130,007
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	100,000	102,188
City of Chicago IL GO	5.00%		1/1/2043	BBB+	225,000	231,539
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	122,656	83,875
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	230,001	223,382
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	13,480	13,625
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	157,000	163,442
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	105,000	113,110
Total						1,448,279

Health Care 19.19%
Buffalo & Erie County Industrial Land Development Corp.–Catholic Health System Obligated Group NY	5.00%		7/1/2040	B-	100,000	98,603
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%		12/1/2026	BB	100,000	102,134
City of Colby KS–Citizens Medical Center Inc	5.50%		7/1/2026	NR	100,000	100,319
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%		11/15/2034	BBB+	110,000	110,766
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.00%		7/1/2031	NR	30,000	31,923
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%		7/1/2034	BBB	200,000	198,653
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	100,000	101,451
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%		7/1/2044	BBB-	100,000	100,271

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority–Catholic Health System Obligated Group	3.00%		7/1/2033	B-	$130,000	$110,857
New York State Dormitory Authority–Montefiore Obligated Group	4.00%		8/1/2036	BBB-	175,000	171,153
New York State Dormitory Authority–Montefiore Obligated Group	4.00%		8/1/2038	BBB-	105,000	101,955
New York State Dormitory Authority–White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-	250,000	268,479
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%		8/15/2038	BB	150,000	152,929
Palomar Health Obligated Group CA	5.00%		11/1/2036	BB+	50,000	49,332
Public Finance Authority–Bancroft Neurohealth Obligated Group†	4.625%		6/1/2036	NR	50,000	49,799
Public Finance Authority–RBS Evolution LLC WI†	10.00%		11/1/2038	NR	150,000	169,796
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB	200,000	212,036
Total						2,130,456

Housing 5.80%
Indiana Finance Authority–SFP-PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	242,864
Massachusetts Development Finance Agency–CHF Merrimack Inc†	5.00%		7/1/2044	BB	200,000	207,280
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	193,971	193,696
Total						643,840

Pollution Control 4.51%
Florida Development Finance Corp.–GFL Solid Waste Southeast LLC†	4.375%	#(a)	10/1/2054	B	500,000	500,404

Special Tax 2.28%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	250,000	252,911

Tax Revenue 6.08%
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	300,000	310,167
Public Finance Authority–Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%		6/1/2041	NR	100,000	102,613

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

October 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR		$109,000	$107,988
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR		54,000	53,559
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR		100,000	100,274
Total							674,601

Tobacco 2.66%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR		200,000	180,878
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+		20,114	19,690
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		100,000	94,687
Total							295,255

Transportation 14.23%
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(b)	10,000	10,282
Central Texas Turnpike System	5.00%		8/15/2042	A-		100,000	100,012
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		500,000	502,374
Maryland Economic Development Corp.–CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB		100,000	100,781
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		215,000	219,652
New York Transportation Development Corp.–JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		200,000	213,965
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1		90,000	97,329
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB		250,000	264,126
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo AMT	4.00%		1/1/2040	BBB		75,000	71,673
Total							1,580,194

Utilities 7.47%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1		100,000	99,718
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		200,000	199,378

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

October 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	$100,000	$106,625
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	90,000	80,935
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	BB-	100,000	101,302
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	250,000	240,980
Total						828,938
Total Municipal Bonds (cost $10,915,769)						10,938,990
Total Investments in Securities 98.54% (cost $10,915,769)						10,938,990
Other Assets and Liabilities – Net 1.46%						162,427
Net Assets 100.00%						$11,101,417

AMT	Income from the security may be subject to Alternative Minimum Tax.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $2,596,394, which represents 23.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$10,938,990	$–	$10,938,990
Total	$–	$10,938,990	$–	$10,938,990

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of nine funds as of October 31, 2024. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (“the Fund”). The Fund is diversified within the meaning of the Act. The Fund commenced operations on April 9, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk

Notes to Schedule of Investments (unaudited)(continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing Fund’s investments as of October 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the period ended October 31, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2024, the Fund did not have any securities on loan.

QPHR-EMYC-1Q

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